Trade and Bills Payables	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Trade and Bills Payables
35	TRADE AND BILLS PAYABLES

An aging analysis of the trade and bills payables as at the end of the reporting period, was as follows:

	2018	2017
	RMB million	RMB million
Within 90 days	3,594	2,791
91 to 180 days	49	59
181 to 365 days	157	161
1 to 2 years	100	71
Over 2 years	140	102

	4,040	3,184

Balances with related parties included in trade and bills payables are summarized in Note 49(c)(ii).

As at December 31, 2018, bills payable amounted to RMB4 million (2017: RMB1,173 million).